Income Taxes (Details) ¥ in Millions, $ in Millions	1 Months Ended				12 Months Ended					60 Months Ended
	Apr. 30, 2019	Mar. 31, 2019	Apr. 30, 2018	May 31, 2016	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2027 CNY (¥)
Income taxes [Line Items]
Two tired profits tax (in Dollars)						$ 2
Two tired profits tax rate					8.25%	8.25%
Income tax rate					25.00%	25.00%
Annual taxable income (in Yuan Renminbi) | ¥									¥ 3.0
Enterprises tax rate									20.00%
Income tax late fees (in Dollars)							$ 5,408,325	$ 10,188,045
Accrued late penalty (in Dollars)					$ 1,012,917		781,973	$ 483,757
Value added tax	9.00%
Hong Kong [Member]
Income taxes [Line Items]
Two tired profits tax rate					16.50%	16.50%
Chinese [Member]
Income taxes [Line Items]
Value added tax	9.00%	10.00%	11.00%	0.00%
State Taxation Administration 2021 [Member]
Income taxes [Line Items]
Taxable income tax rate									12.50%
Annual taxable income (in Yuan Renminbi) | ¥									¥ 1.0
Enterprises tax rate									20.00%
State Taxation Administration 2021 [Member] | Forecast [Member]
Income taxes [Line Items]
Taxable income tax rate										25.00%
Annual taxable income (in Yuan Renminbi) | ¥										¥ 3.0
Enterprises tax rate										20.00%
Mainland China [Member]
Income taxes [Line Items]
Total net operating losses (NOLs) carryforwards (in Dollars)							$ 46,246